Significant Accounting Policies (Details) - Schedule of operating lease income from fixed payments and variable lease income - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Operating Lease Income From Fixed Payments And Variable Lease Income Abstract
Operating lease income from fixed payments	¥ 258,793	¥ 375,331	¥ 417,816
Variable operating lease income			5,168
Total	¥ 258,793	¥ 375,331	¥ 422,984